INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Inventory expenses	$ 11,155,676	$ 9,227,439	$ 3,997,617